Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax	Income Tax
The components of the provision for income taxes were as follows:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Current	(6,399)	(6,257)	(4,396)
Deferred	(1,786)	(629)	904
Income tax expense	(8,185)	(6,886)	(3,492)
Included in the Company's current income tax expense are provisions for uncertain tax positions relating to freight taxes. The Company does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include additional legal advice as to the applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.
The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Net income before income tax expenses	249,738	262,434	100,804
Net income not subject to taxes	(282,439)	(217,184)	(135,010)
Net (loss) income subject to taxes	(32,701)	45,250	(34,206)
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	12,940	(7,555)	8,888
Adjustments to valuation allowance and uncertain tax positions	(635)	(24,629)	(5,569)
Permanent and currency differences	(19,926)	25,065	(7,186)
Change in tax rates	(564)	233	375
Tax expense related to the current year	(8,185)	(6,886)	(3,492)

The significant components of the Company’s deferred tax assets were as follows:

	December 31, 2022 $	December 31, 2021 $
Derivative instruments	(3,379)	(703)
Taxation loss carryforwards and disallowed finance costs	75,706	78,031
Vessels and equipment	(489)	(277)
Other items	94	(276)
	71,932	76,775
Valuation allowance	(70,047)	(73,341)
Net deferred tax assets	1,885	3,434

	December 31, 2022 $	December 31, 2021 $
Deferred income tax assets included in other assets	6,620	4,142
Deferred income tax liabilities included in other long-term liabilities	(4,735)	(708)
Net deferred tax assets	1,885	3,434

The Company had tax losses in the United Kingdom (or UK) of $29.0 million as at December 31, 2022 (December 31, 2021 – $28.9 million) that are available indefinitely for offset against future taxable income in the UK. The Company had tax losses and estimated disallowed finance costs in Spain of 110.3 million Euros or approximately $118.1 million (December 31, 2021 – 110.3 million Euros or approximately $125.2 million) and 14.8 million Euros or approximately $15.9 million (December 31, 2021 – 14.8 million Euros or approximately $16.9 million), respectively, at December 31, 2022 of which the tax losses and the disallowed finance costs are available indefinitely for offset against future taxable income in Spain. In addition, the Company had estimated tax losses in Luxembourg of 243.9 million Euros or approximately $261.1 million as at December 31, 2022 (December 31, 2021 – 197.8 million Euros or approximately $224.9 million) that are available for offset against taxable future income in Luxembourg, either indefinitely for losses arising prior to 2017, or for 17 years for losses arising subsequent to 2016.
The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The tax years 2010 through 2022 currently remain open to examination by the major tax jurisdictions to which the Company is subject.